Note 11 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Details of income tax expense [text block]
	Year Ended December 31,
	2025	2024	2023
Current income tax expense / (benefit)	$(170)	$3,405	$2,696
Deferred income tax expense / (benefit)	(774)	1,600	(1,239)
Total Income tax expense / (benefit)	$(944)	$5,005	$1,457

Schedule of deferred income tax assets and liabilities [text block]
	Year Ended December 31,
	2025	2024	2023

Deferred tax expense / (income)
Compensation and benefits	$(566)	$1,523	$(1,090)
Tax losses carried forward	-	(4)	-
Depreciation allowances	(19)	(80)	(149)
Others	(189)	161	-
Total deferred expense / (benefit)	$(774)	$1,600	$(1,239)

Disclosure of detailed information about reconciliation between income tax expense (benefit) and profit (loss) explanatory [text block]
	Year Ended December 31,
	2025	2024	2023

Income before income tax	$(786,413)	$84,568	$1,301,472
Tax at the applicable tax rate of 0%
Effects of different tax rates available to different jurisdictions	$(4,589)	$2,281	$(1,004)
Expense not deducible for tax purposes	1,148	195	193
Income not subject to tax	(23)	(169)	(1,015)
ESOP windfall	(343)	—	—
Tax effects on unrecognized tax losses	3,147	(1,487)	3,233
Change in unrecognized temporary differences	1,690	4,177	22
Others	(1,974)	8	28

Total Income tax expense / (benefit)	$(944)	$5,005	$1,457

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Compensation	Depreciation	Tax losses	Others	Total
	and benefits	allowances	carried
			forward
	)		)	)	)
As of December 31, 2023	$(3,808)	$296	$—	$(161)	$(3,673)
Charged to profit or loss	1,523	(80)	(4)	161	1,600
Others	-	-	-	(9)	(9)
As of December 31, 2024	$(2,285)	$216	$(4)	$(9)	$(2,082)
Charged to profit or loss	(566)	(19)	-	(189)	(774)
Others	-	-	-	9	9
As of December 31, 2025	$(2,851)	$197	$(4)	$(189)	$(2,847)

Disclosure of deferred tax assets and liabilities [text block]
	Year Ended December 31,
	2025	2024
Deferred tax assets	$2,865	$2,088
Deferred tax liabilities	(18)	(6)
	$2,847	$2,082